Advances from the Federal Home Loan Bank	12 Months Ended
Jun. 30, 2025
Advances From The Federal Home Loan Bank [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK

NOTE H - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at June 30, 2025 and 2024 by pledges of collateral composed of first mortgage residential and multi-family loans totaling $206.9 million and $200.5 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

(in thousands)	2025
2026	$7,694
2027	20,017
2028	15,019
2029	19
2030	11
$42,760

At June 30, 2025 interest rates for advances were fixed ranging from 2.11% to 5.14%, with a weighted-average interest rate of 4.50%.

Each advance is payable at its maturity date, with a prepayment penalty for fixed rate advances. Based on collateral composed of first mortgage loans and the Company’s holdings of FHLB stock, the Company was eligible to borrow up to $71.0 million as of June 30, 2025. In addition, we have the ability to borrow from the Federal Reserve Bank Discount Window. At June 30, 2025, based on home equity loans and share loans we had pledged collateral which would enable us to borrow up to $9.4 million. First Federal Savings Bank of Kentucky at June 30, 2025, had a $2.0 million Fed Funds line of credit with the Independent Correspondent Bankers’ Bank.